Expense Example	Apr. 24, 2026 USD ($)
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. - Investor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	$ 40
Expense Example, with Redemption, 3 Years	125
Expense Example, with Redemption, 5 Years	219
Expense Example, with Redemption, 10 Years	493
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. - I Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	25
Expense Example, with Redemption, 3 Years	77
Expense Example, with Redemption, 5 Years	135
Expense Example, with Redemption, 10 Years	306
T. Rowe Price Tax-Free Short-Intermediate Fund, Inc. - Advisor Class
Prospectus [Line Items]
Expense Example, with Redemption, 1 Year	82
Expense Example, with Redemption, 3 Years	260
Expense Example, with Redemption, 5 Years	453
Expense Example, with Redemption, 10 Years	$ 1,012